Segment reporting	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a

Segment reporting
UBS’s businesses

are organized globally into

four business divisions:

Global Wealth Management,

Personal & Corporate
Banking, Asset Management and the Investment Bank. All four business divisions are supported by Group

Functions and
qualify as reportable segments for

the purpose of segment

reporting. Together

with Group Functions, the

four business
divisions reflect the management structure

of the Group

.
–

Global Wealth

Management

provides

financial services,

advice and

solutions to

private wealth

clients.

Its offering
ranges from

investment management

to estate planning

and corporate finance

advice, in

addition to

specific wealth
management and banking

products and services.

–

Personal

&

Corporate

Banking

serves

its

private,

corporate,

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions

,

in Switzerland,

through its

branch network

and digital
channels.
–

Asset Management

is a global,

large-scale and diversified

asset manager. It

offers investment

capabilities and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management

clients.

–

The
Investment Bank

provides a range of services

to institutional, corporate and wealth management clients globally, to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising

debt and equity from the public

and private markets

and capital markets,

cash and
derivatives trading across equities and

fixed income,

and financing.

–

Group

Functions

is

made

up

of

the

following

major

areas:

Group

Services

(which

consists

of

Chief

Digital

and
Information

Office,

Communications

&

Branding,

Compliance,

Finance,

Group

Sustainability

and

Impact,

Human
Resources,

Group

Legal,

Regulatory

&

Governance,

and

Risk

Control),

Group

Treasury

and

Non-core

and

Legacy
Portfolio.

Financial

information

about

the

four

business

divisions

and

Group

Functions

is

presented

separately

in

internal
management reports to the Group

Executive Board (the GEB),

which is considered the “chief operating decision maker”
pursuant to IFRS 8,
Operating Segments
.
UBS’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service

level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out

at internally agreed rates and are reflected in

the operating results of the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

the

Group

are
immaterial, as the majority of

the revenues are allocated across

the segments by means

of revenue-sharing agreements.
Interest

income

earned

from

managing

UBS’s

consolidated

equity

is

allocated

to

the

reportable

segments

based

on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Group

Functions, and the net interest margin is reflected in

the results of each

reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal

reporting

to

the

GEB.

If one

operating

segment

is

involved

in

an

external

transaction

together

with

another
operating segment

or Group Functions,

additional criteria are considered

to determine the

segment that will

report the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current

assets disclosed

for segment

reporting

purposes

represent

assets that

are expected

to be

recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2022
Net interest income 5,273 2,191 (19) (242) (584) 6,621
Non-interest income 13,694 2,111 2,980
1
8,958 199 27,942
Total revenues 18,967 4,302 2,961 8,717 (385) 34,563
Credit loss expense / (release) 0 39 0 (12) 3 29
Operating expenses 13,989 2,452 1,564 6,832 92 24,930
Operating profit / (loss) before

tax
4,977 1,812 1,397 1,897 (480) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 71,940 1,104,364
Additions to non-current assets 42 13 1 34 1,970 2,060
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2021
Net interest income 4,244 2,120 (15) 481 (127) 6,705
Non-interest income 15,175 2,143 2,632 8,972 (233) 28,689
Total revenues 19,419 4,263 2,617 9,454 (359) 35,393
Credit loss expense / (release) (29) (86) 1 (34) 0 (148)
Operating expenses 14,665 2,618 1,586 6,858 330 26,058
Operating profit / (loss) before

tax
4,783 1,731 1,030 2,630 (689) 9,484
Tax expense / (benefit) 1,998
Net profit / (loss) 7,486
Additional information
Total assets
2
395,235 225,370 25,639 346,431 124,507 1,117,182
Additions to non-current assets 56 16 1 30 1,989 2,091
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the year ended 31 December

2020
Net interest income 4,027 2,049 (17) 284 (481) 5,862
Non-interest income
3
13,107 1,858 2,993 9,235 30 27,222
Total revenues 17,134 3,908 2,975 9,519 (452) 33,084
Credit loss expense / (release) 88 257 2 305 42 694
Operating expenses 13,026 2,392 1,519 6,732 567 24,235
Operating profit / (loss) before

tax
4,019 1,259 1,455 2,482 (1,060) 8,155
Tax expense / (benefit) 1,583
Net profit / (loss) 6,572
Additional information
Total assets 367,714 231,657 28,589 369,683 128,122 1,125,765
Additions to non-current assets 5 12 385 150 2,294 2,847
1 Includes an USD 848
m gain in Asset

Management related

to the sale

of UBS’s

shareholding in

Mitsubishi Corp.-UBS

Realty Inc.

2 During 2022,

UBS refined

the methodology applied

to allocate

balance sheet
resources from Group Functions

to the business divisions,

with prospective effect. If the

new methodology had been

applied as of 31 December

2021, balance sheet assets allocated

to business divisions would

have
been USD 26 bn higher, of which USD 14
bn related to the Investment Bank.

3 Includes a USD
631
m net gain on the sale of a majority stake in Fondcenter AG (now Clearstream

Fund Centre AG), of which USD
571 m
was recognized in Asset

Management and USD
60
m was recognized in Global

Wealth Management.
The operating

regions shown

in the

table below

correspond

to the

regional

management structure

of the

Group. The
allocation of total revenues

to these regions reflects, and

is consistent with, the basis

on which the business

is managed
and its

performance is

evaluated. These

allocations

involve assumptions

and judgments

that management

considers to
be reasonable, and

may be refined to reflect

changes in estimates

or management

structure. The

main principles of the
allocation methodology are

that client revenues are

attributed to the

domicile of the

given client and

trading and portfolio
management revenues

are attributed

to the

country where

the

risk is

managed.

This revenue

attribution

is

consistent
with the mandate of the regional Presidents. Certain revenues,

such as those related to Non-core and Legacy Portfolio in
Group Functions, are

managed at a Group level. These revenues

are included in the
Global

line.
The geographic analysis of non-current

assets is based on

the location of

the entity

in which the given assets

are recorded.
For the year ended 31 December

2022
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.8 40 8.9 46
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.9 15
Switzerland 7.7 22 6.3 32
Global 0.5 1 0.0 0
Total 34.6 100 19.7 100
For the year ended 31 December

2021
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
14.5 41 9.0 44
Asia Pacific 6.5 18 1.5 7
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.9 14
Switzerland 7.8 22 7.1 35
Global (0.3) (1) 0.0 0
Total 35.4 100 20.5 100
For the year ended 31 December

2020
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.2 40 9.0 42
Asia Pacific 6.1 18 1.5 7
Europe, Middle East and Africa (excluding

Switzerland)
6.5 20 3.0 14
Switzerland 7.1 22 7.6 36
Global 0.1 0 0.0 0
Total 33.1 100 21.1 100
1 During 2022, UBS changed

the presentation

of its Income statement. Total

operating income was

renamed Total

revenues and excludes Credit

loss expense

/ (release). Note 2b,

including prior-period

information,
has been updated to reflect

the new presentation structure,

with the disclosure

of Total revenues

instead of Total operating

income. Refer to

Note 1b for more information.

2 Predominantly related

to the USA.

UBS AG
Entity [Table]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a

Segment reporting
UBS

AG’s

businesses

are

organized

globally

into

four

business

divisions:

Global

Wealth

Management,

Personal

&
Corporate

Banking,

Asset

Management

and

the

Investment Bank.

All

four business

divisions

are

supported by

Group
Functions and qualify as reportable segments for the purpose of segment reporting. Together

with Group Functions, the
four business divisions

reflect the management structure

of UBS AG.
–

Global Wealth

Management

provides

financial services,

advice and

solutions to

private wealth

clients. Its

offering
ranges from

investment management

to estate planning

and corporate finance

advice, in

addition to

specific wealth
management and banking

products and services.

–

Personal

&

Corporate

Banking

serves

its

private,

corporate,

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions

,

in Switzerland,

through its

branch network

and digital
channels.
–

Asset Management

is a global,

large-scale and diversified

asset manager. It

offers investment

capabilities and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management

clients.

–

The
Investment Bank

provides a range of services

to institutional, corporate and wealth management clients globally, to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising

debt and equity from the public

and private markets

and capital markets,

cash and
derivatives trading across equities and

fixed income,

and financing.

–

Group

Functions

is

made

up

of

the

following

major

areas:

Group

Services

(which

consists

of

Chief

Digital

and
Information

Office,

Communications

&

Branding,

Compliance,

Finance,

Group

Sustainability

and

Impact,

Human
Resources,

Group

Legal,

Regulatory

&

Governance,

and

Risk

Control),

Group

Treasury

and

Non-core

and

Legacy
Portfolio.

Financial

information

about

the

four

business

divisions

and

Group

Functions

is

presented

separately

in

internal
management

reports

to

the

Executive

Board,

which

is

considered

the

“chief

operating

decision

maker”

pursuant

to
IFRS 8,
Operating Segments
.
UBS

AG’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service

level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out

at internally agreed rates and are reflected in

the operating results of

the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

UBS

AG

are
immaterial, as the majority of

the revenues are allocated across

the segments by means

of revenue-sharing agreements.
Interest income earned

from managing

UBS AG’s

consolidated equity is

allocated to

the reportable

segments based

on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Group

Functions, and the net interest margin is reflected in

the results of each reportable

segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal reporting to management. If one operating segment is involved in an external transaction together with another operating segment

or Group Functions,

additional criteria are considered

to determine the

segment that will

report the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current

assets disclosed

for segment

reporting

purposes

represent

assets that

are expected

to be

recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the year ended 31 December

2022
Net interest income 5,274 2,192 (19) (241) (688) 6,517
Non-interest income 13,689 2,113 2,980
1
8,958 659 28,398
Total revenues 18,963 4,304 2,961 8,717 (30) 34,915
Credit loss expense / (release) 0 39 0 (12) 3 29
Operating expenses 14,069 2,475 1,565 6,890 928 25,927
Operating profit / (loss) before

tax
4,894 1,790 1,396 1,839 (960) 8,960
Tax expense / (benefit) 1,844
Net profit / (loss) 7,116
Additional information
Total assets 388,624 235,330 16,971 391,495 73,016 1,105,436
Additions to non-current assets 42 13 1 33 1,773 1,862
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December

2021
Net interest income 4,244 2,120 (15) 481 (226) 6,605
Non-interest income 15,175 2,144 2,632 8,978 294 29,222
Total revenues 19,419 4,264 2,617 9,459 68 35,828
Credit loss expense / (release) (29) (86) 1 (34) 0 (148)
Operating expenses 14,743 2,623 1,593 6,902 1,151 27,012
Operating profit / (loss) before

tax
4,706 1,726 1,023 2,592 (1,083) 8,964
Tax expense / (benefit) 1,903
Net profit / (loss) 7,061
Additional information
Total assets
2
395,235 225,425 25,202 346,641 123,641 1,116,145
Additions to non-current assets 56 16 1 30 1,689 1,791
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS AG
For the year ended 31 December

2020
Net interest income 4,027 2,049 (17) 284 (555) 5,788
Non-interest income
3
13,107 1,859 2,993 9,224 504 27,686
Total revenues 17,134 3,908 2,975 9,508 (52) 33,474
Credit loss expense / (release) 88 257 2 305 42 695
Operating expenses 13,080 2,390 1,520 6,762 1,329 25,081
Operating profit / (loss) before

tax
3,965 1,261 1,454 2,441 (1,423) 7,699
Tax expense / (benefit) 1,488
Net profit / (loss) 6,211
Additional information
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327
Additions to non-current assets 5 12 385 150 1,971 2,524
1 Includes an USD 848
m gain in Asset Management

related to the sale

of UBS AG’s

shareholding in Mitsubishi

Corp.-UBS Realty

Inc.

2 During 2022,

UBS AG refined the

methodology applied to

allocate balance
sheet resources from Group Functions to the business

divisions, with prospective

effect. If the new methodology had been applied as of 31

December 2021, balance sheet assets allocated to

business divisions would
have been USD 26
bn higher,

of which USD
14
bn related to the

Investment Bank.

3 Includes a

USD
631
m net gain on

the sale of a

majority stake in

Fondcenter AG

(now Clearstream

Fund Centre AG),

of which
USD 571
m was recognized in Asset

Management and USD
60
m was recognized in Global

Wealth Management.
The

operating

regions

shown

in

the

table

below

correspond

to

the

regional

management

structure

of

UBS

AG.

The
allocation of total revenues

to these regions reflects, and

is consistent with, the basis

on which the business

is managed
and its

performance is

evaluated. These

allocations

involve assumptions

and judgments

that management

considers to
be reasonable, and

may be refined to reflect

changes in estimates

or management

structure. The

main principles of the
allocation methodology are

that client revenues are

attributed to the

domicile of the

given client and

trading and portfolio
management revenues

are attributed

to the

country where

the

risk is

managed.

This revenue

attribution

is

consistent
with the mandate of the regional Presidents. Certain revenues,

such as those related to Non-core and Legacy Portfolio in
Group Functions, are

managed at a Group level. These revenues

are included in the
Global

line.
The geographic analysis of non-current

assets is based on

the location of

the entity

in which the given assets

are recorded.
For the year ended 31 December

2022
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.8 40 9.0 48
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.6 14
Switzerland 7.7 22 5.6 30
Global 0.8 2 0.0 0
Total 34.9 100 18.7 100
For the year ended 31 December

2021
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
14.5 40 9.0 47
Asia Pacific 6.5 18 1.4 7
Europe, Middle East and Africa (excluding

Switzerland)
7.0 20 2.6 13
Switzerland 7.8 22 6.3 33
Global 0.1 0 0.0 0
Total 35.8 100 19.3 100
For the year ended 31 December

2020
Total revenues
1
Total non-current assets
USD bn Share % USD bn
Share %

Americas
2
13.2 39 9.0 45
Asia Pacific 6.1 18 1.4 7
Europe, Middle East and Africa (excluding

Switzerland)
6.5 20 2.7 14
Switzerland 7.1 21 6.9 34
Global 0.5 2 0.0 0
Total 33.5 100 20.0 100
1 During 2022, UBS AG changed

the presentation of its Income

statement. Total operating

income was renamed

Total revenues and

excludes Credit loss

expense / (release). Note 2b, including

prior-period
information, has been updated

to reflect the new presentation

structure, with the disclosure

of Total revenues

instead of Total operating

income. Refer to

Note 1b for more information.

2 Predominantly related

to
the USA.